Leases and Commitments - Summary of Total Lease Expense, Under ASC 842, was Included in Selling, General, and Administrative Expenses in Consolidated Statement of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total lease expense
Operating lease expense - fixed payments	$ 39,368	$ 40,060	$ 117,221	$ 169,496	$ 209,577	$ 276,562
Short term lease expense	10,710	10,846	34,929	48,399	59,631	90,159
Total lease expense	$ 50,078	$ 50,906	152,150	217,895	269,208	366,721
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$ (111,277)	$ (145,483)	$ (179,621)	$ (258,892)